CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL EQUITY - MXN ($) $ in Millions	Total Shareholders' Equity Attributable to the Parent	Share Capital	Share Premium	Accumulated Reserves	Profit Attributable to the Parent	Valuation Adjustment	Non-Controlling interest	Total
Equity at beginning of period at Dec. 31, 2015	$ 107,700	$ 8,086	$ 16,956	$ 68,235	$ 14,051	$ 372	$ 58	$ 107,758
Profit attributable to the Parent	16,536				16,536			16,536
Other changes in equity:
Transfer to accumulated reserves				14,051	(14,051)
Dividends declared	(17,468)			(17,468)				(17,468)
Other changes in non-controlling interest							(3)	(3)
Other comprehensive income/(loss) for the year, net of income tax	(1,596)			372		(1,968)		(1,596)
Equity at end of period at Dec. 31, 2016	105,172	8,086	16,956	65,190	16,536	(1,596)	55	105,227
Profit attributable to the Parent	18,678				18,678			18,678
Other changes in equity:
Transfer to accumulated reserves				16,536	(16,536)
Dividends declared	(8,910)			(8,910)				(8,910)
Paid interests on Subordinated Additional Tier I Capital Notes	(444)			(444)				(444)
Other changes in non-controlling interest							(26)	(26)
Other comprehensive income/(loss) for the year, net of income tax	885			466		419		885
Equity at end of period at Dec. 31, 2017	115,381	8,086	16,956	72,838	18,678	(1,177)	29	115,410
Initial adoption of IFRS 9	(665)			(2,279)		1,614		(665)
Balances, restated	114,716	8,086	16,956	70,559	18,678	437	29	114,745
Profit attributable to the Parent	19,353				19,353			19,353
Other changes in equity:
Transfer to accumulated reserves				18,678	(18,678)
Dividends declared	(9,228)			(9,228)				(9,228)
Recognition of equity-settled share-based payments	40			40				40
Treasury shares	(434)			(434)				(434)
Paid interests on Subordinated Additional Tier I Capital Notes	(591)			(591)				(591)
Other changes in non-controlling interest							3	3
Other comprehensive income/(loss) for the year, net of income tax	(1,282)			157		(1,439)		(1,282)
Effect on sale of the Custody business, net of income tax	506			506				506
Effect on acquisition of subsidiary	(225)			(225)				(225)
Changes in equity from Corporate Restructuring
Amounts recognized from merger of entities	83			83				83
Capitalization of share premium and accumulated reserves		17,574	$ (16,956)	(618)
Recognition of equity-settled share-based payments	336			319		17		336
Effect on sale of the Brokerage House, net of income tax	(19)			(19)				(19)
Equity at end of period at Dec. 31, 2018	$ 123,255	$ 25,660		$ 79,227	$ 19,353	$ (985)	$ 32	$ 123,287